Acquisition of North American Custom Specialty Vehicles, LLC ("NACSV")	6 Months Ended
Jun. 30, 2014
Business Combinations [Abstract]
Acquisition of North American Custom Specialty Vehicles, LLC ("NACSV")

Note 2 – Acquisition of North American Custom Specialty Vehicles, LLC (“NACSV”)

On June 16, 2014, we acquired all of the outstanding membership interest of NACSV in a transaction accounted for using the purchase method of accounting (the “Acquisition”). NACSV specializes in building mobile command/communications and specialty vehicles for emergency management, first responders, national security and law enforcement operations.

As consideration for the consummation of the Acquisition, at the closing of the Acquisition, the Company paid $1,000,000 in cash to the selling members, and issued them shares of the Company’s common stock valued at $200,000 (the “Stock Consideration”). In connection with the Acquisition, the Company is required to make a true-up payment of the excess of total assets over $1.2 million, estimated at $816,373 payable in shares of the Company’s common stock (the “True-Up Payment”), and additional consideration as certain events or transactions occur if the future, up to a maximum of $2.4 million, payable in shares of the Company’s common stock or in cash at the seller’s option (the “Contingent Consideration”). Additionally, the Company issued and 500,000 shares and has agreed to issue an additional 1.3 million shares of common stock for services rendered in conjunction with the Acquisition. The Company recorded a nonrecurring charge of $800,241 during the quarter ended June 30, 2014 related to the direct costs of the Acquisition, consisting of the $664,000 value of the shares of common stock issued for services and $136,241 of cash costs, which is recorded in general and administrative expenses in the accompanying condensed consolidated statements of operations for the three and six months ended June 30, 2014.

The estimated purchase price of the Acquisition totaled $3,971,666, comprised of $1,000,000 in cash, the Stock Consideration of $200,000, the True-Up Payment of $816,373, and the fair value of the Contingent Consideration estimated at approximately $1,955,293. The fair value of the Contingent Consideration was estimated based upon the present value of the expected future payouts of the Contingent Consideration and is subject to change upon the finalization of the purchase accounting. The true up payment payable is included in current liabilities at June 30, 2014.

Under the purchase method of accounting, the estimated purchase price of the Acquisition was allocated to NACSV’s net tangible and identifiable intangible assets and liabilities assumed based on their estimated fair values as of the date of the completion of the Acquisition, as follows:

Assets Acquired:
Cash and cash equivalents	$135,425
Accounts receivable, net	370,481
Inventory	845,519
Prepaid expenses	26,004
Costs in excess of billings	570,787
Property and equipment, net	68,157
Customer relationships	1,478,666
Goodwill	832,674
4,327,713
Liabilities assumed:
Accounts payable	35,724
Accrued expenses	2,087
Notes payable	304,605
Billings in excess of costs	13,631
356,047
Total estimated purchase price	$3,971,666

The estimated fair values of certain assets and liabilities have been determined by management and are subject to change upon the finalization of the purchase accounting. No portion of the intangible assets, including goodwill, is expected to be deductible for tax purposes.

The results of operations of NACSV are included in the Company’s condensed consolidated statements of operations from the date of the acquisition of June 16, 2014, including $111,000 of revenue and approximately $8,000 of net income. The following supplemental pro forma information assumes that the Acquisition had occurred as of January 1, 2014:

	Three Months Ended	Six Months Ended
	June 30, 2014	June 30, 2014
Revenue	$1,604,114	$2,170,851
Net Loss	$(2,896,786)	$(5,728,005)
Loss per common share - basic and diluted	$(0.03)	$(0.06)

The pro forma financial information is not necessarily indicative of the results that would have occurred if the Acquisition had occurred on the dates indicated or that may result in the future.